Fair Value Measurement (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Student loan auction rate securities	Dec. 31, 2012 Student loan auction rate securities	Dec. 31, 2011 Student loan auction rate securities
Settlement assets
Basis point change in liquidity risk premium (as a percent)				0.50%
Change in value of securities due to change in liquidity risk premium and other factors				$ 1
Reconciliation of significant unobservable inputs (Level 3) used for fair value measurement
Balance at the beginning of the period			38.8	170.5	341.1
Total gains or losses (realized or unrealized) included in other comprehensive income			(0.4)		1.2
Total realized gains included in product sales and other			1.3	4.4	(4.5)
Sales			(26.1)	(135.6)	(158.4)
Settlements				(0.5)	(8.9)
Balance at the end of the period			13.6	38.8	170.5
Impairments included in product sales and other
Impairments included in product sales and other	$ 5.2	$ 28.2			$ 5.2